Cost and Expenses by Nature - Summary of Sales and Administrative Expenses (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Personnel expenses		$ 5,340,554	$ 3,870,087	$ 3,082,527
Depreciation and Amortization		1,583,365	1,237,696	905,043
Cash-in-Transit Services, Surveillance and Maintenance		1,045,863	716,261	571,631
Energy, Fuel, and Lubricants		762,877	549,301	421,231
Share-based payments (1)	[1]	2,930,222	523,143	384,566
Other		715,917	503,066	414,060
Advertising		164,225	160,919	160,497
Other taxes and rights		330,534	241,116	163,303
Professional services (2)	[2]	343,828	307,052	106,983
Total sales and administrative expenses		$ 13,217,385	$ 8,108,641	$ 6,209,841

[1]	See Note 22.
[2]	For the year ended December 31, 2023 an amount of Ps.37,910 in IPO related services was incurred, out of which Ps.28,432 was recognized as an expense and Ps.9,477 was capitalized as part of the net proceeds of the new shares issued as part of the IPO. An amount of Ps.93,075 in IPO services was incurred in the year ended December 31, 2024, out of which Ps.69,806 was recognized as an expense and Ps.23,269 was capitalized as part of the net proceeds of the new shares.